REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests

	Series Angel preferred shares	Series Pre-A preferred shares	Total
	US$	US$	US$
Balance as of January 1, 2023	4,641,742	—	4,641,742
Issuance of redeemable preferred shares of VIE's subsidiary	43,672	1,636,364	1,680,036
Accretion of redeemable non-controlling interests	456,911	113,812	570,723
Foreign currency translation adjustment	(135,054)	(50,787)	(185,841)
Balance as of December 31, 2023	5,007,271	1,699,389	6,706,660
Accretion of redeemable non-controlling interests	495,503	168,166	663,669
Foreign currency translation adjustment	(143,843)	(48,818)	(192,661)
Balance as of December 31, 2024	5,358,931	1,818,737	7,177,668